Loans Receivable And Allowance For Credit Losses (Recorded Investment Of Loans, Past Due) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	$ 23,317	$ 26,776
Financing receivable, 90 or More Days Delinquent	19,528	26,582
Financing receivable, Total Delinquent Loans	42,845	53,358
Financing receivable, Current Loans	5,576,338	5,111,841
Financing receivable, Total Recorded Investment	5,619,183	5,165,199
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	14,902	19,682
Financing receivable, 90 or More Days Delinquent	8,602	12,363
Financing receivable, Total Delinquent Loans	23,504	32,045
Financing receivable, Current Loans	4,590,194	4,362,498
Financing receivable, Total Recorded Investment	4,613,698	4,394,543
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	7,788	6,243
Financing receivable, 90 or More Days Delinquent	10,530	13,836
Financing receivable, Total Delinquent Loans	18,318	20,079
Financing receivable, Current Loans	771,755	520,876
Financing receivable, Total Recorded Investment	790,073	540,955
Multi-Family And Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, Current Loans	59,562	57,936
Financing receivable, Total Recorded Investment	59,562	57,936
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	521	759
Financing receivable, 90 or More Days Delinquent	369	380
Financing receivable, Total Delinquent Loans	890	1,139
Financing receivable, Current Loans	148,431	163,402
Financing receivable, Total Recorded Investment	149,321	164,541
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	106	92
Financing receivable, 90 or More Days Delinquent	27	3
Financing receivable, Total Delinquent Loans	133	95
Financing receivable, Current Loans	6,396	7,129
Financing receivable, Total Recorded Investment	$ 6,529	$ 7,224